LIQUIDITY AND MANAGEMENT'S PLANS (Details) (USD $)	2 Months Ended
	Mar. 07, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LIQUIDITY AND MANAGEMENTS PLANS [Abstract]
Total current assets		$ 1,281,305	$ 971,252
Total liabilities current		4,602,948	2,873,783
Cash		188	252,249	310
Expected start up costs		250,000
MSA settlement, expected costs		40,000
Proceeds from sale of preferred shares and convertible notes	2,125,000
Convertible notes, carrying amount		$ 1,410,000